SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Vesting period	4 years
Expiration period	10 years
Ordinary shares reserved for issuance	8,639,000
Ordinary shares available for future grant	1,703,106
Weighted average grant date fair value of options granted	$ 0.96	$ 1.57
Unrecognized compensation cost related to non-vested stock options	$ 1,509
Unrecognized compensation cost, period for recognition	1 year
Additional Shares authorized	1,060,000
Minimum [Member]
Expiration period	6 years
Maximum [Member]
Expiration period	10 years
Restricted Stock Units RSUs [Member]
Weighted average grant date fair value of options granted	$ 1.69	$ 3.84